Other financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Other Financial Assets And Liabilities
Other financial assets and liabilities

23. Other financial assets and liabilities

		Current		Non-Current
December 31,	Notes	2025	2024	2025	2024
Other financial assets
Restricted cash		-	-	9	13
Derivative financial instruments	19	414	53	203	15
Investments in equity securities		-	-	63	54
Loans - Related parties	33(b)	43	-	207	149
		457	53	482	231
Other financial liabilities
Derivative financial instruments	19	94	197	52	428
Subordinated notes	23(a)	4	-	741	-
Participative shareholders’ debentures	23(b)	-	-	2,254	2,217
Other financial liabilities - Related parties	33(b)	235	291	-	-
Other		322	588	-	32
		655	1,076	3,047	2,677

a) Subordinated notes

In November 2025, the Company concluded the issuance of subordinated notes in the amount of US$750, maturing in 2056 and bearing interest payable semiannually at an initial rate of 6% per year. The interest rate will be reset every five years starting in February 2031.

These notes rank in priority of payment only ahead of the Company's shareholders' equity and are subordinated to all of Vale’s financial and non-financial obligations. In addition, the Company has the right to defer interest payments until the maturity of the principal, subject to events that are within Vale’s control.

The net proceeds from the issuance were used for general corporate purposes, including but not limited to replenishing cash following the payment of the partial repurchase of participative shareholders' debentures in November 2025 (note 23b).

b) Participative shareholders' debentures

At the time of its privatization in 1997, the Company issued 388,559,056 participatory debentures to existing shareholders, including the Brazilian Government. These debentures were structured to ensure that pre-privatization shareholders would participate in any future benefits derived from the exploitation of certain mineral resources. Holders are entitled to semiannual payments calculated as a percentage of the revenue related to these resources, net of taxes, transportation fees, and insurance expenses. This obligation remains in effect until all related mineral resources have been exhausted, sold, or otherwise disposed of.

In November 2025, Vale completed the repurchase of 89,410,390 participative debentures for a total amount of US$703, including the payment of a premium of US$15, which is presented in the income statement as "financial expenses". This initiative resulted in a 23.01% reduction in the total outstanding debentures, optimizing the Company’s capital structure through financial liability management and reinforcing its capital allocation strategy.

The impact of the participative shareholders' debentures on the financial results is presented in note 18, and the weighted-average price of secondary-market trades in the last month of each fiscal year is presented below:

	Average price (R$)
Year ended December 31,	2025	2024	2023
Participative shareholders’ debentures	41.46	35.33	35.80

The Company made available for withdrawal as remuneration the following amounts:

	Availability date	Remuneration amount
Remuneration for the first half of 2025	October 1, 2025	111
Remuneration for the second half of 2024	April 1, 2025	131
Year ended December 31, 2025		242

Remuneration for the first half of 2024	October 1, 2024	94
Remuneration for the second half of 2023	April 1, 2024	149
Year ended December 31, 2024		243

Remuneration for the first half of 2023	October 2, 2023	106
Remuneration for the second half of 2022	April 3, 2023	127
Year ended December 31, 2023		233

Accounting policy

The participative shareholders’ debentures are measured at fair value through profit or loss based on the market approach, representing the amount that would be paid for the acquisition of these securities on the measurement date and, therefore, also implicitly includes the remuneration to the debenture holder. To calculate the fair value of the liabilities, the Company uses the weighted average price of the secondary market trades in the last month of period.